COMMITMENTS (Details) (USD $)	Sep. 30, 2013
Commitments Details
Three months ending 12/31/2013	$ 9,815
2014	40,370
2015	41,811
2016	43,275
2017	44,787
Thereafter	11,292
Total	$ 191,350